UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444


Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2004

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               CLASSIC VALUES FUND
--------------------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | MAY 31, 2004

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

ROBERT A. OLSTEIN
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
SUB-ADVISER
OLSTEIN & ASSOCIATES, L.P.

ROBERT A. OLSTEIN
--------------------------------------------------------------------------------

The fund's sub-adviser is Olstein & Associates, L.P. Robert A. Olstein is responsible for the day-to-day management of the fund's portfolio. He has more than 35 years of securities business experience.

Education: BA from Michigan State University in Mathematics and an MBA from Michigan State University.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The fund seeks long-term capital appreciation as its primary objective. Current income is a secondary objective.

--------------------------------------------------------------------------------
FUND FACT
--------------------------------------------------------------------------------

FUND INCEPTION
April 14, 2003

--------------------------------------------------------------------------------
Semi-Annual Report o May 31, 2004

SMITH BARNEY
CLASSIC VALUES FUND

--------------------------------------------------------------------------------

What's Inside

Letter from the Chairman ...................................................   1

Schedule of Investments ....................................................   4

Schedule of Securities Sold Short ..........................................   8

Statement of Assets and Liabilities ........................................   9

Statement of Operations ....................................................  10

Statements of Changes in Net Assets ........................................  11

Notes to Financial Statements ..............................................  12

Financial Highlights .......................................................  17

================================================================================
LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

During the six months ended May 31, 2004, most broad U.S. stock market indexes posted strong gains, although stocks began to tread water as the new year progressed. The economic environment was dominated by increasing signs of economic recovery, renewed job growth, and continued improvement in corporate earnings. However, optimism turned to uncertainty as investors grew concerned about the growing threat of global terrorism, particularly after the March train bombings in Madrid.

The improving economy fueled concerns about the return of inflation and the likelihood that the Federal Reserve Bank ("Fed") soon will begin raising short-term interest rates, perhaps as early as this summer. It remains to be seen if equity markets will respond positively to the anticipated rising rate environment, taking it as a signal of economic vigor or if the markets will react negatively due to continued uncertainty about inflation, the situation in Iraq, terrorism, and the economic slowdown in China.

The bond markets continued to suffer, as signs increased that inflation may be increasing and interest rates likely had bottomed. Returns on major bond indexes essentially were flat during the six months through May.

In this environment, stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks, and international stock markets generally outpacing the U.S. stock market. In the U.S., value stocks generally outperformed growth stocks.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports, and business investments. Soaring corporate profit growth led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first several months of 2004.

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                               AS OF MAY 31, 2004
                            (excluding sales charges)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                6 Months
--------------------------------------------------------------------------------
      Class A Shares                                              8.58%
--------------------------------------------------------------------------------
      S&P 500 Index                                               6.79%
--------------------------------------------------------------------------------
      Lipper Multi-Cap Value Funds Category Average               7.06%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 8.23%, Class C shares returned 8.23%, and Class Y shares returned 8.69% over the six months ended May 31, 2004.

--------------------------------------------------------------------------------


       1   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows: For the six months ended May 31, 2004, Class A shares of the Smith Barney Classic Values Fund, excluding sales charges, returned 8.58%. These shares outperformed the fund's unmanaged benchmark, the S&P 500 Index(i), which returned 6.79% for the same period. These shares also outperformed the fund's Lipper(1) multi-cap value funds category average, which returned 7.06% for the same period.

Top sector contributors to performance versus the S&P 500 Index included consumer discretionary and industrials. The fund remains predominantly overweight in the consumer discretionary sector and underweight in the financials, consumer staples, and information technology sectors. The sectors which modestly detracted from performance included energy and telecommunications services. The fund is under-exposed to both areas versus the S&P 500 Index.

Turning to individual holdings, stocks that contributed most to performance versus the benchmark include: Tyco, Boyd Gaming Corp., and Jo-Ann Stores Inc. Adversely impacting performance were holdings in Wet Seal, UNOVA Inc., and Tenet Healthcare Corp.

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2004, calculated among 500 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


       2   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Tyco International Ltd. (3.12%), McDonald's Corp. (2.26%), American Greetings Corp., Class A Shares (2.07%), The Manitowoc Co., Inc. (2.00%), Payless ShoeSource, Inc. (1.98%), Scientific Games Corp., Class A Shares (1.91%), Hasbro, Inc. (1.84%), The Williams Cos., Inc. (1.66%), Tupperware Corp. (1.62%), and The Chubb Corp. (1.61%). Please refer to pages 4 through 8 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of May 31, 2004 were: Consumer Discretionary (36.98%); Industrials (16.55%); Financials (11.51%); Information Technology (10.57%); Healthcare (9.10%). The fund's portfolio composition is subject to change at any time.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. This fund may invest in foreign stocks, which are subject to certain risks of overseas investing not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund may engage in short sales. Losses from short sales may be unlimited.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The Fund's sub-adviser is Olstein & Associates, L.P.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks.


       3   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2004
================================================================================

  SHARES                                  SECURITY                                    VALUE
===============================================================================================
COMMON STOCK -- 96.9%

CONSUMER DISCRETIONARY -- 37.0%

Hotels, Restaurants & Leisure -- 10.3%
        70,600     Boyd Gaming Corp.                                               $  1,641,450
       127,900     Caesars Entertainment, Inc.+                                       1,761,183
        64,000     Darden Restaurants, Inc.                                           1,440,000
       108,900     Leapfrog Enterprises, Inc.+                                        2,327,193
       143,250     McDonald's Corp.                                                   3,781,800
       172,300     Scientific Games Corp., Class A Shares+                            3,190,996
        24,000     Wendy's International, Inc.                                          906,960
        69,100     WMS Industries Inc.+                                               2,121,370
-----------------------------------------------------------------------------------------------
                                                                                     17,170,952
-----------------------------------------------------------------------------------------------
Household Durables -- 5.6%
       164,300     American Greetings Corp., Class A Shares+                          3,450,300
        32,400     Furniture Brands International, Inc.                                 834,948
       147,800     Tupperware Corp.                                                   2,700,306
        88,900     Universal Electronics Inc.+                                        1,310,386
        16,000     Whirlpool Corp.                                                    1,064,480
-----------------------------------------------------------------------------------------------
                                                                                      9,360,420
-----------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 3.8%
        15,300     Brunswick Corp.                                                      619,650
       156,400     Hasbro, Inc.                                                       3,074,824
       149,100     Mattel, Inc.                                                       2,606,268
-----------------------------------------------------------------------------------------------
                                                                                      6,300,742
-----------------------------------------------------------------------------------------------
Media -- 6.7%
       122,600     Gray Television, Inc.                                              1,727,434
       158,000     The Interpublic Group of Cos., Inc.                                2,272,040
        95,605     Journal Register Co.+                                              1,854,737
        24,000     Knight-Ridder, Inc.                                                1,823,520
        22,000     Tribune Co.                                                        1,062,380
         5,200     Viacom Inc., Class A Shares                                          193,804
        96,600     The Walt Disney Co.                                                2,267,202
-----------------------------------------------------------------------------------------------
                                                                                     11,201,117
-----------------------------------------------------------------------------------------------
Multi-Line Retail -- 0.9%
        40,600     J.C. Penney Co., Inc.                                              1,452,668
-----------------------------------------------------------------------------------------------
Specialty Retail -- 4.6%
        77,900     Jo-Ann Stores, Inc.+                                               2,230,277
       201,300     Payless ShoeSource, Inc.+                                          3,301,320
        35,000     RadioShack Corp.                                                   1,063,650
       190,800     The Wet Seal, Inc., Class A Shares+                                1,112,364
-----------------------------------------------------------------------------------------------
                                                                                      7,707,611
-----------------------------------------------------------------------------------------------
Textiles & Apparel -- 5.1%
      53,000       Liz Claiborne, Inc.                                                1,817,900
        67,500     OshKosh B'Gosh, Inc., Class A Shares                               1,523,475
       160,100     Tommy Hilfiger Corp.+                                              2,433,520

                       See Notes to Financial Statements.


       4   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

Textiles & Apparel -- 5.1% (continued)
        17,700     V.F. Corp.                                                      $    831,546
       244,500     Wellman, Inc.                                                      1,943,775
-----------------------------------------------------------------------------------------------
                                                                                      8,550,216
-----------------------------------------------------------------------------------------------
                   TOTAL CONSUMER DISCRETIONARY                                      61,743,726
===============================================================================================

CONSUMER STAPLES -- 5.2%

Beverages -- 2.6%
        19,200     Adolph Coors Co., Class B Shares                                   1,237,440
        50,000     Constellation Brands, Inc., Class A Shares+                        1,800,000
        42,300     Pepsi Bottling Group, Inc.                                         1,226,700
-----------------------------------------------------------------------------------------------
                                                                                      4,264,140
-----------------------------------------------------------------------------------------------
Food Products -- 1.5%
       251,200     Del Monte Foods Co.+                                               2,579,824
-----------------------------------------------------------------------------------------------
Household Products -- 1.1%
        28,200     Kimberly-Clark Corp.                                               1,858,380
-----------------------------------------------------------------------------------------------
                   TOTAL CONSUMER STAPLES                                             8,702,344
===============================================================================================

ENERGY -- 1.4%

Energy Equipment & Services -- 1.4%
       268,100     Newpark Resources, Inc.+                                           1,514,765
        27,000     Tidewater Inc.                                                       746,280
-----------------------------------------------------------------------------------------------
                   TOTAL ENERGY                                                       2,261,045
===============================================================================================

FINANCIALS -- 11.5%

Banks -- 3.5%
        20,700     Bank of America Corp.                                              1,720,791
        36,200     Comerica Inc.                                                      2,049,282
        65,700     KeyCorp                                                            2,063,637
-----------------------------------------------------------------------------------------------
                                                                                      5,833,710
-----------------------------------------------------------------------------------------------
Diversified Financials -- 3.5%
       135,600     Janus Capital Group, Inc.                                          2,219,772
        35,100     Merrill Lynch & Co., Inc.                                          1,993,680
        31,700     Morgan Stanley                                                     1,696,267
-----------------------------------------------------------------------------------------------
                                                                                      5,909,719
-----------------------------------------------------------------------------------------------
Insurance -- 4.5%
        39,800     The Chubb Corp.                                                    2,681,326
        16,200     Everest Re Group, Ltd.                                             1,325,970
        34,800     Marsh & McLennan Cos., Inc.                                        1,535,376
        54,200     Willis Group Holdings Ltd.                                         1,932,772
-----------------------------------------------------------------------------------------------
                                                                                      7,475,444
-----------------------------------------------------------------------------------------------
                   TOTAL FINANCIALS                                                  19,218,873
===============================================================================================

                       See Notes to Financial Statements.


       5   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

HEALTHCARE -- 9.1%

Healthcare Equipment & Supplies -- 3.0%
        82,900     Baxter International, Inc.                                      $  2,606,376
         8,000     C.R. Bard, Inc.                                                      897,360
        71,200     Cytyc Corp.+                                                       1,559,280
-----------------------------------------------------------------------------------------------
                                                                                      5,063,016
-----------------------------------------------------------------------------------------------
Healthcare Providers & Services -- 2.1%
        29,200     HCA Inc.                                                           1,133,836
        58,000     Laboratory Corp. of America Holdings+                              2,398,880
-----------------------------------------------------------------------------------------------
                                                                                      3,532,716
-----------------------------------------------------------------------------------------------
Pharmaceuticals -- 4.0%
        28,400     Johnson & Johnson                                                  1,582,164
        22,500     Medicis Pharmaceutical Corp., Class A Shares                         952,200
        44,800     Merck & Co. Inc.                                                   2,119,040
        55,100     Pfizer Inc.                                                        1,947,234
-----------------------------------------------------------------------------------------------
                                                                                      6,600,638
-----------------------------------------------------------------------------------------------
                   TOTAL HEALTHCARE                                                  15,196,370
===============================================================================================

INDUSTRIALS -- 16.6%

Aerospace & Defense -- 0.6%
        11,000     General Dynamics Corp.                                             1,051,930
-----------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 4.7%
        57,324     First Data Corp.                                                   2,481,556
        45,200     John H. Harland Co.                                                1,369,560
       151,100     The ServiceMaster Co.                                              1,837,376
        61,400     Weight Watchers International, Inc.+                               2,139,790
-----------------------------------------------------------------------------------------------
                                                                                      7,828,282
-----------------------------------------------------------------------------------------------
Construction & Engineering -- 0.9%
        52,400     Chicago Bridge & Iron Co., N.V.                                    1,514,360
-----------------------------------------------------------------------------------------------
Industrial Conglomerates -- 3.1%
       169,000     Tyco International Ltd.                                            5,203,510
-----------------------------------------------------------------------------------------------
Machinery -- 4.8%
        19,000     Cummins Inc.                                                       1,106,560
       105,200     The Manitowoc Co., Inc.                                            3,340,100
        53,300     Pall Corp.                                                         1,288,794
       126,300     UNOVA, Inc.+                                                       2,191,305
-----------------------------------------------------------------------------------------------
                                                                                      7,926,759
-----------------------------------------------------------------------------------------------
Road & Rail -- 2.5%
        36,372     Arkansas Best Corp.                                                1,083,522
        72,120     Pacer International, Inc.+                                         1,376,771
        46,000     Yellow Roadway Corp.+                                              1,642,660
-----------------------------------------------------------------------------------------------
                                                                                      4,102,953
-----------------------------------------------------------------------------------------------
                   TOTAL INDUSTRIALS                                                 27,627,794
===============================================================================================

                       See Notes to Financial Statements.


       6   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

INFORMATION TECHNOLOGY -- 10.6%

Communications Equipment -- 4.3%
       307,800     3Com Corp.+                                                     $  1,991,466
       145,500     CommScope, Inc.+                                                   2,509,875
       725,500     Lucent Technologies Inc.+                                          2,590,035
-----------------------------------------------------------------------------------------------
                                                                                      7,091,376
-----------------------------------------------------------------------------------------------
Computers & Peripherals -- 1.8%
        37,800     Hewlett-Packard Co.                                                  802,872
       115,000     Synaptics Inc.+                                                    2,204,550
-----------------------------------------------------------------------------------------------
                                                                                      3,007,422
-----------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
        53,500     AVX Corp.                                                            847,440
        19,000     PerkinElmer, Inc.                                                    370,690
        54,000     Technitrol, Inc.                                                   1,123,740
-----------------------------------------------------------------------------------------------
                                                                                      2,341,870
-----------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.1%
       224,043     Adaptec, Inc.+                                                     1,834,912
       305,700     Atmel Corp.+                                                       1,944,252
       256,684     TriQuint Semiconductor, Inc.+                                      1,432,297
-----------------------------------------------------------------------------------------------
                                                                                      5,211,461
-----------------------------------------------------------------------------------------------
                   TOTAL INFORMATION TECHNOLOGY                                      17,652,129
===============================================================================================

MATERIALS -- 2.3%

Chemicals -- 0.8%
        58,600     Cambrex Corp.                                                      1,339,010
-----------------------------------------------------------------------------------------------
Containers & Packaging -- 1.5%
        56,400     Bemis Co., Inc.                                                    1,553,820
        40,600     Sonoco Products Co.                                                1,010,940
-----------------------------------------------------------------------------------------------
                                                                                      2,564,760
-----------------------------------------------------------------------------------------------
                   TOTAL MATERIALS                                                    3,903,770
===============================================================================================

TELECOMMUNICATION SERVICES -- 1.5%

Diversified Telecommunication Services -- 1.5%
        83,500     CenturyTel, Inc.                                                   2,495,815
===============================================================================================

UTILITIES -- 1.7%

Multi-Utilities -- 1.7%
       233,300     The Williams Cos., Inc.                                            2,778,603
===============================================================================================
                   TOTAL COMMON STOCK
                   (Cost -- $136,739,958)                                           161,580,469
===============================================================================================

                       See Notes to Financial Statements.


       7   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

REPURCHASE AGREEMENT -- 3.1%
    $5,111,000     State Street Bank and Trust Co. dated 5/31/04, 0.900%
                      due 6/1/04; Proceeds at maturity -- $5,111,511;
                      (Fully collateralized by U.S. Treasury Note, 2.250%
                      due 7/31/04; Market value -- $5,215,238)
                      (Cost -- $5,111,000)                                         $  5,111,000
===============================================================================================
                   TOTAL INVESTMENTS -- 100.0%
                   (Cost -- $141,850,958*)                                         $166,691,469
===============================================================================================

+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.


================================================================================
Schedule of Securities Sold Short (unaudited)                       May 31, 2004
================================================================================

    SHARES                                 SECURITY                                   VALUE
===============================================================================================
         3,100     American Italian Pasta Co.+                                     $     90,706
        39,500     Computer Sciences Corp.+                                           1,721,805
-----------------------------------------------------------------------------------------------
                   TOTAL OPEN SHORT SALES
                   (Proceeds -- $1,684,221)                                        $  1,812,511
===============================================================================================

+     Non-income producing security.


                       See Notes to Financial Statements.


       8   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2004
================================================================================

ASSETS:
      Investments, at value (Cost -- $141,850,958)                        $ 166,691,469
      Cash                                                                          694
      Deposits with brokers for short sales (Note 5)                          1,324,742
      Receivable for Fund shares sold                                         1,085,192
      Receivable for securities sold                                            122,229
      Dividends and interest receivable                                         115,992
----------------------------------------------------------------------------------------
      Total Assets                                                          169,340,318
----------------------------------------------------------------------------------------

LIABILITIES:
      Short sales, at value (Proceeds -- $1,684,221) (Note 5)                 1,812,511
      Payable for securities purchased                                          304,827
      Management fee payable                                                    137,836
      Distribution plan fees payable                                             38,933
      Payable for Fund shares reacquired                                         31,369
      Accrued expenses                                                           47,827
----------------------------------------------------------------------------------------
      Total Liabilities                                                       2,373,303
----------------------------------------------------------------------------------------
Total Net Assets                                                          $ 166,967,015
========================================================================================

NET ASSETS:
      Par value of shares of beneficial interest                          $      10,159
      Capital paid in excess of par value                                   135,631,824
      Accumulated net investment loss                                          (750,273)
      Accumulated net realized gain from investment transactions              7,363,084
      Net unrealized appreciation of investments and short sales             24,712,221
----------------------------------------------------------------------------------------
Total Net Assets                                                          $ 166,967,015
========================================================================================

Shares Outstanding:
      Class A                                                                 2,738,612
      ----------------------------------------------------------------------------------
      Class B                                                                 3,965,648
      ----------------------------------------------------------------------------------
      Class C                                                                 3,454,116
      ----------------------------------------------------------------------------------
      Class Y                                                                       361
      ----------------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                      $       16.54
      ----------------------------------------------------------------------------------
      Class B *                                                           $       16.40
      ----------------------------------------------------------------------------------
      Class C *                                                           $       16.40
      ----------------------------------------------------------------------------------
      Class Y (and redemption price)                                      $       16.47
      ----------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 5.26% of net asset value per share)   $       17.41
========================================================================================

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).


                       See Notes to Financial Statements.


       9   Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)        For the Six Months Ended May 31, 2004
================================================================================

INVESTMENT INCOME:
      Dividends                                                                       $    691,573
      Interest                                                                              81,172
      Less: Foreign withholding tax                                                           (479)
---------------------------------------------------------------------------------------------------
      Total Investment Income                                                              772,266
---------------------------------------------------------------------------------------------------

EXPENSES:
      Management fee (Note 2)                                                              726,660
      Distribution plan fees (Note 6)                                                      587,007
      Registration fees                                                                     56,141
      Shareholder communications (Note 6)                                                   35,375
      Audit and legal                                                                       18,136
      Transfer agency services (Note 6)                                                     17,231
      Custody                                                                               15,477
      Trustees' fees                                                                         3,931
      Other                                                                                  6,128
---------------------------------------------------------------------------------------------------
      Total Expenses                                                                     1,466,086
---------------------------------------------------------------------------------------------------
Net Investment Loss                                                                       (693,820)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND SHORT SALES (NOTES 3 AND 5):
      Realized Gain From Investment Transactions (excluding short-term investments):
         Proceeds from sales                                                            31,929,072
         Cost of securities sold                                                        24,586,176
---------------------------------------------------------------------------------------------------
      Net Realized Gain                                                                  7,342,896
---------------------------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of Investments and Short Sales:
         Beginning of period                                                            20,924,546
         End of period                                                                  24,712,221
---------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                                            3,787,675
---------------------------------------------------------------------------------------------------
Net Gain on Investments and Short Sales                                                 11,130,571
---------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $ 10,436,751
===================================================================================================


                       See Notes to Financial Statements.


       10  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 2004 (unaudited) and the Period Ended November 30, 2003+

                                                                            2004             2003+
=======================================================================================================
OPERATIONS:
      Net investment loss                                              $    (693,820)    $    (635,194)
      Net realized gain                                                    7,342,896         3,919,298
      Increase in net unrealized appreciation                              3,787,675        20,924,546
-------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                              10,436,751        24,208,650
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
      Net realized gains                                                  (3,443,763)               --
-------------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders           (3,443,763)               --
-------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
      Net proceeds from sale of shares                                    48,217,438        97,646,255
      Net asset value of shares issued for reinvestment of dividends       3,222,865                --
      Cost of shares reacquired                                           (8,476,098)       (4,845,083)
-------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Fund Share Transactions                 42,964,205        92,801,172
-------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    49,957,193       117,009,822

NET ASSETS:
      Beginning of period                                                117,009,822                --
-------------------------------------------------------------------------------------------------------
      End of period*                                                   $ 166,967,015     $ 117,009,822
=======================================================================================================
* Includes accumulated net investment loss of:                         $    (750,273)    $     (56,453)
=======================================================================================================

+     For the period April 14, 2003 (commencement of operations) to November 30,
      2003.


                       See Notes to Financial Statements.


       11  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

Smith Barney Classic Values Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Mid Cap Core Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fee and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Olstein & Associates, L.P. ("Olstein"). Pursuant to the sub-advisory agreement, Olstein is responsible for the day-to-day fund operations and investment decisions for the Fund and is compensated by SBFM for such services at the annual rate of 0.50% of the Fund's average daily net assets up to $1.5 billion, and 0.40% of the Fund's average daily net assets in excess of $1.5 billion.


       12  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $14,937 to CTB.

Citigroup Global Markets Inc. ("CGM") which is a subsidiary of Citigroup, acts as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

On February 2, 2004, initial sales charges on Class L shares were eliminated. On April 29, 2004, the Fund's Class L shares were renamed as Class C shares.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2004, CGM and its affiliates received sales charges of approximately $297,000 on sales of the Fund's Class A shares. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM and its affiliates were approximately $62,000 and $8,000 for Class B and C shares, respectively.

For the six months ended May 31, 2004, CGM and its affiliates received brokerage commissions of $28,202.


All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $78,170,011
--------------------------------------------------------------------------------
Sales                                                                 31,929,072
================================================================================

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $26,544,620
Gross unrealized depreciation                                        (1,704,109)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $24,840,511
================================================================================


       13  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4.    Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.    Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

6.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 Class A     Class B    Class C
================================================================================
Rule 12b-1 Distribution Plan Fees                $46,415     $290,288   $250,304
================================================================================

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                      Class A    Class B     Class C    Class Y
================================================================================
Transfer Agency Service Expenses      $4,239     $7,116      $5,874       $2
================================================================================

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                      Class A    Class B     Class C    Class Y
================================================================================
Shareholder Communication Expenses    $7,953     $15,185     $12,232      $5
================================================================================


       14  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7.    Distributions Paid to Shareholders by Class

                                  Six Months Ended               Period Ended
                                    May 31, 2004              November 30, 2003+
================================================================================
Net Realized Gains
Class A                              $  819,948                       --
Class B                               1,415,627                       --
Class C++                             1,208,036                       --
Class Y                                     152                       --
--------------------------------------------------------------------------------
Total                                $3,443,763                       --
================================================================================

+     For the period April 14, 2003 (inception date) to November 30, 2003.
++    On April 29, 2004, Class L shares were renamed as Class C shares.

8.    Shares of Beneficial Interest

At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                        Six Months Ended                 Period Ended
                                          May 31, 2004                November 30, 2003+
                                   -------------------------       -------------------------
                                    Shares         Amount           Shares         Amount
=============================================================================================
Class A
Shares sold                        1,070,622    $ 17,469,119       1,849,476    $ 23,580,704
Shares issued on reinvestment         48,532         768,258              --              --
Shares reacquired                   (107,745)     (1,747,790)       (122,273)     (1,692,017)
---------------------------------------------------------------------------------------------
Net Increase                       1,011,409    $ 16,489,587       1,727,203    $ 21,888,687
=============================================================================================
Class B
Shares sold                        1,009,895    $ 16,303,791       3,197,049    $ 40,168,302
Shares issued on reinvestment         84,245       1,326,011              --              --
Shares reacquired                   (186,898)     (3,024,746)       (138,643)     (1,957,496)
---------------------------------------------------------------------------------------------
Net Increase                         907,242    $ 14,605,056       3,058,406    $ 38,210,806
=============================================================================================
Class C++
Shares sold                          891,188    $ 14,444,528       2,806,769    $ 33,893,337
Shares issued on reinvestment         71,693       1,128,444              --              --
Shares reacquired                   (228,384)     (3,703,562)        (87,150)     (1,195,570)
---------------------------------------------------------------------------------------------
Net Increase                         734,497    $ 11,869,410       2,719,619    $ 32,697,767
=============================================================================================
Class Y
Shares issued on reinvestment             10    $        152              --              --
Shares sold                               --              --             351    $      3,912
---------------------------------------------------------------------------------------------
Net Increase                              10    $        152             351    $      3,912
=============================================================================================

+     For the period April 14, 2003 (inception date) to November 30, 2003.
++    On April 29, 2004, Class L shares were renamed as Class C shares.


       15  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9.    Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

10.   Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorney's fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


       16  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                      2004(1)(2)       2003(2)(3)
================================================================================
Net Asset Value, Beginning of Period                $    15.65       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                    (0.03)           (0.05)
  Net realized and unrealized gain                        1.35             4.30
--------------------------------------------------------------------------------
Total Income From Operations                              1.32             4.25
--------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     (0.43)              --
--------------------------------------------------------------------------------
Total Distributions                                      (0.43)              --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    16.54       $    15.65
--------------------------------------------------------------------------------
Total Return++                                            8.58%           37.28%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $   45,302       $   27,028
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                1.45%            1.75%
  Net investment loss                                    (0.41)           (0.59)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     25%              24%
================================================================================

(1)   For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period April 14, 2003 (inception date) to November 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       17  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                                      2004(1)(2)       2003(2)(3)
================================================================================
Net Asset Value, Beginning of Period                $    15.57       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                    (0.09)           (0.12)
  Net realized and unrealized gain                        1.35             4.29
--------------------------------------------------------------------------------
Total Income From Operations                              1.26             4.17
--------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     (0.43)              --
--------------------------------------------------------------------------------
Total Distributions                                      (0.43)              --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    16.40       $    15.57
--------------------------------------------------------------------------------
Total Return++                                            8.23%           36.58%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $   65,023       $   47,626
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                2.22%            2.53%
  Net investment loss                                    (1.15)           (1.38)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     25%              24%
================================================================================

(1)   For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period April 14, 2003 (inception date) to November 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       18  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)                                   2004(2)(3)       2003(3)(4)
================================================================================
Net Asset Value, Beginning of Period                $    15.57       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                    (0.09)           (0.12)
  Net realized and unrealized gain                        1.35             4.29
--------------------------------------------------------------------------------
Total Income From Operations                              1.26             4.17
--------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     (0.43)              --
--------------------------------------------------------------------------------
Total Distributions                                      (0.43)              --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    16.40       $    15.57
--------------------------------------------------------------------------------
Total Return++                                            8.23%           36.58%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $   56,636       $   42,351
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                2.21%            2.52%
  Net investment loss                                    (1.14)           (1.38)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     25%              24%
================================================================================

(1)   On April 29, 2004, Class L shares were renamed as Class C shares.
(2)   For the six months ended May 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4)   For the period April 14, 2003 (inception date) to November 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       19  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares                                      2004(1)(2)       2003(2)(3)
================================================================================
Net Asset Value, Beginning of Period                $   15.57        $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                   (0.02)            (0.08)
  Net realized and unrealized gain                       1.35              4.25
--------------------------------------------------------------------------------
Total Income From Operations                             1.33              4.17
--------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                    (0.43)               --
--------------------------------------------------------------------------------
Total Distributions                                     (0.43)               --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $   16.47        $    15.57
--------------------------------------------------------------------------------
Total Return++                                           8.69%            36.58%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $       6        $        5
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               1.37%             1.94%
  Net investment loss                                   (0.28)            (0.85)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                    25%               24%
================================================================================

(1)   For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period April 14, 2003 (inception date) to November 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       20  Smith Barney Classic Values Fund   |   2004 Semi-Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
CLASSIC VALUES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, cfa
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann*
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, cfa
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President,
Chief Administrative Officer,
Treasurer and Chief Financial Officer**

Robert A. Olstein
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

SUB-ADVISER

Olstein & Associates, L.P.

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

----------
*     Mr. McCann became Trustee Emeritus on June 30, 2004.
**    Treasurer and Chief Financial Officer as of June 24, 2004.

--------------------------------------------------------------------------------
Smith Barney Investment Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Smith Barney Classic Values Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.


This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Classic Values Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY CLASSIC VALUES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02793 7/04                                                             04-6880

ITEM 2.    CODE OF ETHICS.

            Not Applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not Applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.    EXHIBITS.

            (a)   Not applicable.

            (b)   Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:         /s/ R. Jay Gerken
            R. Jay Gerken
            Chief Executive Officer of
            Smith Barney Investment Trust


Date:       August 6, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:         /s/ R. Jay Gerken
            R. Jay Gerken
            Chief Executive Officer of
            Smith Barney Investment Trust

Date:       August 6, 2004


By:         /s/ Andrew B. Shoup
            Andrew B. Shoup
            Chief Financial Officer of
            Smith Barney Investment Trust

Date:       August 6, 2004